Other payable	12 Months Ended
Dec. 31, 2023
Other payable
Other Payable

23. Other payable

	As of December 31,
	2022	2023
	RMB’000	RMB’000
Other payable to related parties(1)	13,347	13,533
Accrued expenses	9,384	8,685
Other taxes payable(2)	3,211	3,615
Total	25,942	25,833

(1) See Note 27 of Notes to the Consolidated Financial Statements, Section 4. Reverse merger expenses and operating expenses payable to a related party, Section 6. Loans receivable novated and debts transferred to a related party, and Section 7. Debts transferred to a related party for detailed disclosure.

(2) Other taxes payable include value-added taxes, urban construction and maintenance taxes, educational surcharge tax, local education surcharge tax, disability insurance tax, property tax and urban land use tax, which are all outstanding to the State Administration of Taxation since 2018.